Document And Entity Information	3 Months Ended
Mar. 30, 2025
Document Information Line Items
Entity Central Index Key	0001838987
Document Type	POS AM
Entity Registrant Name	Complete Solaria, Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On July 24, 2024, Complete Solaria, Inc. (the “Company”) filed a Registration Statement on Form S-1 (File No. 333-280973) (as amended and supplemented, the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”), which was declared effective by the SEC on July 30, 2024. The Registration Statement registered for resale from time to time up to 30,450,000 shares the Company’s common stock, par value $0.0001 per share (the “common stock”), by White Lion Capital, LLC.On December 30, 2024, the Company filed a Post-Effective Amendment No. 1 to Form S-1 on Form S-3 to convert the Registration Statement into a registration statement on Form S-3.As a result of a delinquency in filing its Annual Report on Form 10-K for the year ended December 31, 2024, the Company is not eligible for the use of a registration statement on Form S-3. This Post-Effective Amendment No. 2 (this “Post-Effective Amendment No. 2”) to the Registration Statement is being filed to (i) convert the Registration Statement into a registration statement on Form S-1 and (ii) update certain other information in the Registration Statement.The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement on July 24, 2024.
Amendment Flag	true